Business Combination and Related Transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	May 31, 2023 shares	Feb. 13, 2023 USD ($) $ / shares shares	Sep. 16, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Mar. 08, 2023 shares	Feb. 23, 2023 USD ($) $ / shares shares	May 25, 2021 shares
Business Combination and Related Transactions (Details) [Line Items]
Granted							550,000
Earn-out units issued						10,000,000
Sale of stock, price per share (in Dollars per share) | $ / shares			$ 10.42	$ 15		$ 3.65			$ 10.26
Number of years after closing date						5 years
Temporary equity, issued				26,000
Preferred stock rate percentage				10.00%
Tax receivable agreement, percent of cash tax savings required to be paid						85.00%
Tax receivable agreement eligibility minimum percent of common units exchanged						5.00%
Stock purchase agreement, resale of commitment shares (in Dollars) | $						$ 1,000
Recapitalization adjustment (in Dollars) | $	$ 1,000
Net proceeds (in Dollars) | $	1,000
Stock purchase agreement, liability (in Dollars) | $	650
Fair value (in Dollars) | $	$ 1,000		$ 99,700
Repurchase of common stock (in Dollars) | $						$ 12,800
Preferred Investor Warrants [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants				541,667
Series A Cumulative Convertible [Member]
Business Combination and Related Transactions (Details) [Line Items]
Preferred stock rate percentage				10.00%
SeriesAPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Proceeds from issuance of preferred stock and warrants (in Dollars) | $				$ 26,000
ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, redemption price (in Dollars per share) | $ / shares						$ 10.19
Stock purchase agreement, amount prepaid for repurchase obligation (in Dollars) | $						$ 25,500
Stock purchase agreement, shares to be repurchased						2,500,000
Stock purchase agreement, transaction fees paid (in Dollars) | $					$ 750
Stock purchase agreement, cash returned to company (in Dollars) | $									$ 12,700
Stock purchase agreement, gain (loss) on agreement settlement | (in Dollars) | $						$ 93
Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved						2,500,000
Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved						5,000,000
Triggering Event II-A [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares						$ 15
Triggering Event II-B [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares						$ 17.5
Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved						2,500,000
Commitment Shares [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, shares, issued						95,785
Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock			10,566
Number of votes for each share			1
Commitment shares						10,566
Class B Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Recapitalization adjustment (in Dollars) | $
Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock		2,500,000	68,140,188
Number of votes for each share			3
Commitment shares						68,140,188
Class C Common Stock | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Recapitalization adjustment (in Dollars) | $
Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants				541,667
Proceeds from issuance of preferred stock and warrants (in Dollars) | $				$ 26,000
Commitment shares				100,000		5,493,182				100,000
Purchase agreement, shares authorized									1,250,000
Class A Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Issuance of stock						95,785
Recapitalization adjustment (in Dollars) | $
Class A Common Stock [Member] | Minimum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares										1
Class A Common Stock [Member] | Maximum [Member]
Business Combination and Related Transactions (Details) [Line Items]
Commitment shares										100,000
Class A Common Stock [Member] | ForwardPurchaseAgreement [Member]
Business Combination and Related Transactions (Details) [Line Items]
Authorized but not purchased due to early termination						1,250,000
Purchase agreement, shares authorized								1,250,000
Class A Common Stock [Member] | Triggering Event II-A [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares						$ 15
Class A Common Stock [Member] | Triggering Event II-B [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units, amount that will vest if milestone achieved						7,500,000
Sale of stock, price per share (in Dollars per share) | $ / shares						$ 15
Class A Common Stock [Member] | Triggering Event III [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares						$ 17.5
Class A Common Stock [Member] | Commitment Shares [Member]
Business Combination and Related Transactions (Details) [Line Items]
Stock purchase agreement, shares, issued	0
Series A Preferred Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share) | $ / shares				$ 50
Temporary equity, issued				26,000		26,000
Preferred stock rate percentage						10.00%
Series A preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
TRA Holders [Member]
Business Combination and Related Transactions (Details) [Line Items]
Tax receivable agreement, percent of cash tax savings required to be paid						85.00%
Intuitive Machines, LLC [Member]
Business Combination and Related Transactions (Details) [Line Items]
Business combination, consideration transferred (in Dollars) | $			$ 8,100			$ 700,000
Equity interest issued or issuable						68,155,203
Granted						1,874,719
Earn-out units issued						10,000,000
Tax receivable agreement eligibility minimum percent of common units exchanged						5.00%
Intuitive Machines, LLC [Member] | Earnout Units [Member]
Business Combination and Related Transactions (Details) [Line Items]
Earn-out units issued						10,000,000
Intuitive Machines, LLC [Member] | Class B Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance						1,873,307
Intuitive Machines, LLC [Member] | Class B Common Stock [Member] | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable						15,015
Intuitive Machines, LLC [Member] | Class C Common Stock
Business Combination and Related Transactions (Details) [Line Items]
Common stock reserved for future issuance						10,000,000
Intuitive Machines, LLC [Member] | Class C Common Stock | Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Equity interest issued or issuable						68,140,188
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Business Combination and Related Transactions (Details) [Line Items]
Number of shares called by warrants				18